Schedule II - Valuation And Qualifying Accounts (Details) (Allowance For Doubtful Accounts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 37.0		$ 45.6		$ 51.0
Additions Charged to Costs and Expenses	(0.6)		(0.9)		(1.2)
Deductions	(1.1)	[1]	(7.7)	[1]	(4.2)	[1]
Balance at End of Period	$ 35.3		$ 37.0		$ 45.6

[1]	Includes write-off of bad debts less recoveries and foreign currency translation adjustments.